Concentrations (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Customer Concentration Risk [Member]
Concentrations (Details) [Line Items]
Concentrations percentage			10.00%	10.00%
Supplier Concentration Risk [Member]
Concentrations (Details) [Line Items]
Concentrations percentage			10.00%	10.00%
Customer Concentration Risk [Member]
Concentrations (Details) [Line Items]
Customer percentage	10.00%	9.00%
Supplier Concentration Risk [Member]
Concentrations (Details) [Line Items]
Customer percentage	10.00%	9.00%